Ivy Funds

Supplement dated May 15, 2015 to the

Ivy Funds Statement of Additional Information

dated July 31, 2014

and as supplemented August 22, 2014, November 14, 2014, December 31, 2014, April 1, 2015

and April 30, 2015

All references and information related to Ernst-Jan de Leeuw are deleted in their entirety.

The following is inserted in the “Portfolio Managers — Portfolio Managers employed by LaSalle Securities” section on page 118:

The following table provides information relating to the following portfolio manager as of March 31, 2015:

Matthew Sgrizzi — Ivy Global Real Estate Fund*

Ivy Global Risk-Managed Real Estate Fund*

	Registered Investment Companies	Other Pooled** Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Sgrizzi assumed investment co-management responsibilities for Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective May 2015.
**	Other Pooled Investment Vehicles represent retail distribution partner portfolios where LaSalle Securities serves in a subadvisory capacity.

Ownership of Securities

As of March 31, 2015, the dollar range of shares of the Funds beneficially owned by the following portfolio manager was:

Manager	Dollar Range of Shares Owned in Ivy Global Real Estate Fund[1]	Dollar Range of Shares Owned in Ivy Global Risk-Managed Real Estate Fund[1]	Dollar Range of Shares Owned in the Fund Complex
Matthew Sgrizzi	$0	$0	$0

[1]	Mr. Sgrizzi assumed investment co-management responsibilities for Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective May 2015.

The following replaces the fourth paragraph of the “Appendix B — Proxy Voting Policies of Investment Subadvisers — Proxy Voting Policies of the Investment Subadviser — LaSalle Investment Management Securities, LLC, LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong” section on page B-2:

“Europe Portfolio Manager” means Matthew Sgrizzi.

Supplement	Statement of Additional Information	1